Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property Plant and Equipment

Property, plant and equipment consisted of the following at December 31, 2013 and 2012:

	At December 31,
	2013	2012
	(In millions)
Land and land improvements	$98.9	$98.3
Buildings and leasehold improvements	192.2	197.1
Machinery, equipment and other	345.4	334.5
Construction in progress	2.4	7.0

Total	638.9	636.9
Less: Accumulated depreciation	(197.2)	(164.6)

Net property, plant and equipment	$441.7	$472.3